S000001258 [Member] Shareholder Fees	Mar. 31, 2025 USD ($)
INTERMEDIATE TAX-EXEMPT FUND | INTERMEDIATE TAX-EXEMPT FUND
Prospectus [Line Items]
Shareholder Fee, Other	$ 0